Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent		0.66%	4.13%	5.93%
Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent		4.99%	4.58%	5.76%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent		7.20%	5.76%	6.94%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent		7.19%	5.26%	6.43%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.27%	4.37%	5.47%
S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.82%
HFRX ® Equity Hedge Index (reflects deductions for fees and expenses, but not taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	HFRX® Equity Hedge Index (reflects deductions for fees and expenses, but not taxes)
Average Annual Return, Percent		10.06%	6.61%	4.75%